UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus New Jersey
Municipal Money
Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus New Jersey
Municipal Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Money Market Fund, covering the six-month period from December 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S. Treasury securities fared well early in the reporting period when long-term interest rates fell amid robust demand from global investors, but returns later moderated amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead. Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates. Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We remain optimistic regarding the outlook for the U.S. economy. We believe the domestic economic recovery has resumed after a winter soft patch, labor markets remain strong, energy prices have climbed from previous lows, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address persistent global economic weakness. Nonetheless, we believe short-term interest rates remain near current levels at least until later in 2015, and any eventual rate hikes may be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2014 through May 31, 2015, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2015, Dreyfus New Jersey Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

A persistent-but-choppy economic recovery continued over the reporting period, but the Federal Reserve Board (the “Fed”) left its target for short-term interest rates unchanged. Consequently, yields of tax-exempt money market instruments remained near zero percent.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Accommodative Fed Policy Kept Yields Low

The U.S. economy continued to recover early in the reporting period as labor markets and consumer confidence strengthened.The economy stumbled during the first quarter of 2015 due to unusually harsh winter weather and an appreciating U.S. dollar, but growth resumed in the spring.

Long-term interest rates fell early in the reporting period when global investors flocking to U.S. Treasury securities caused a supply-and-demand imbalance, but long-term rates soon began to climb amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. Meanwhile, technical factors remained positive due to robust investor demand and a diminished need for short-term financing, which kept new issuance volumes low. Still, short-term rates were relatively unaffected by these developments as the Fed maintained the federal funds rate near historical lows.

Municipal credit quality generally continued to improve when many states and local governments balanced their budgets and replenished reserves. However, New Jersey has lagged in the national recovery, and its fiscal condition continued to struggle with unrealistic budget assumptions and public pension shortfalls.

Focus on Quality and Liquidity

As we have for some time, we retained the fund’s focus on instruments with strong liquidity characteristics, including variable rate demand notes (VRDNs) on which yields are reset weekly.As part of our risk management strategy, we maintained broad diversification across both municipal issuers and instruments backed by third parties. For example, we have identified stable credits among general obligation bonds;

essential-service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Due to the availability of longer dated New Jersey money market instruments, we generally maintained the fund’s weighted average maturity in a position that was modestly longer than industry averages.

Fed: Neither Patient nor Impatient

The Fed has reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Federal Open Market Committee views as normal in the longer run.” Therefore, while many analysts expect rate hikes to begin later this year, those increases are likely to be modest and gradual. Meanwhile, the outlook for higher yields and money market reforms could move the one-year note index off historical lows, and we will carefully monitor the upcoming note issuance season for evidence of this trend.As for now, in our judgment, the prudent course for fund management continues to be an emphasis on preservation of capital and liquidity.

June 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Money Market Fund, Inc. from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

Expenses paid per $1,000†	$.95
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

Expenses paid per $1,000†	$.96
Ending value (after expenses)	$1,023.98

† Expenses are equal to the fund’s annualized expense ratio of .19%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2015 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—100.4%	Rate (%)	Date	Amount ($)		Value ($)
Allamuchy Township Board of
Education, GO Notes
(School Bonds)	4.50	3/15/16	150,000	[a]	154,643
Allendale Borough,
GO Notes (General
Improvement Bonds)	3.75	7/1/15	150,000		150,423
Barrington Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	7/15/15	170,000		170,327
Bayonne,
GO Notes, Refunding
(School Bonds)	2.00	8/1/15	175,000	[a]	175,333
Bergen County,
GO Notes (County College Bonds
and Special Services
School Bonds)	2.00	1/15/16	200,000	[a]	201,949
Bergen County,
GO Notes (County College Bonds
and State Aid County
College Bonds)	2.00	6/15/15	100,000	[a]	100,065
Bergen County,
GO Notes (County College
Bonds, General Improvement
Bonds, School Bonds and State
Aid County College Bonds)	4.00	10/15/15	300,000	[a]	303,889
Bergen County Improvement
Authority, County Guaranteed
Governmental Loan Revenue,
Refunding (Saddle Brook
Township Project)	2.00	9/1/15	225,000		225,903
Bergenfield Borough,
GO Notes, BAN	1.00	3/2/16	523,000		525,150
Boonton Town School District Board
of Education, GO Notes,
Refunding (School Bonds)	1.50	1/15/16	145,000	[a]	145,916
Bordentown Regional School
District Board of Education,
GO Notes, Refunding	5.00	1/15/16	650,000	[a]	668,165
Bound Brook Borough Board of
Education, GO Notes
(School Bonds)	3.00	1/15/16	560,000	[a]	568,890

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Branch Banking and Trust Co.
Municipal Trust (Series 2044)
(Port Authority-Port Newark,
Marine Terminal Rent-Backed
Revenue (Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch	0.14	6/7/15	8,200,000	[b,c,d]	8,200,000
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and	0.14	6/7/15	10,105,000	[a,b,c,d] 10,105,000
Brick Township,
GO Notes, Refunding	5.00	5/1/16	155,000		161,142
Brick Township Municipal Utilities
Authority, Revenue, Refunding	5.00	12/1/15	100,000		102,214
Brigantine,
GO Notes, BAN	1.00	12/9/15	3,466,000		3,474,293
Burlington County,
GO Notes	4.13	9/1/15	100,000		100,930
Burlington County,
GO Notes (County College Bonds)	1.00	6/1/15	360,000	[a]	360,000
Burlington County,
GO Notes (County College Bonds)	2.50	6/1/15	175,000	[a]	175,000
Burlington County,
GO Notes (General
Improvement Bonds)	3.38	9/1/15	100,000		100,751
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	2.00	8/15/15	295,000		296,050
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	3.00	8/15/15	220,000		221,180
Burlington County Bridge
Commission, County-Guaranteed
Lease Revenue, Refunding
(Governmental Leasing Program)	4.00	8/15/15	100,000		100,763

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Burlington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/15	255,000	[a]	255,798
Camden County Improvement
Authority, County Guaranteed
Lease Revenue, Refunding	4.50	9/1/15	100,000		101,035
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	3.00	1/15/16	390,000		396,175
Camden County Improvement
Authority, LR, Refunding	3.00	9/1/15	100,000		100,623
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; TD Bank)	0.13	6/7/15	1,300,000	[a,b]	1,300,000
Cape May,
GO Notes (General Improvement
Bonds and Utility Bonds)	2.00	7/15/15	100,000		100,136
Cape May County,
GO Notes (General
Improvement Bonds)	4.00	9/1/15	100,000		100,917
Cape May County Municipal
Utilities Authority, Sewer
Revenue, Refunding	5.75	1/1/16	495,000		510,524
Cherry Hill Township,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Bonds)	3.00	8/15/15	100,000		100,561
Cherry Hill Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	2/15/16	220,000	[a]	225,428
Colts Neck Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/1/16	125,000	[a]	126,244
Cumberland County,
GO Notes (County College
Bonds and General
Improvement Bonds)	3.00	2/15/16	780,000	[a]	794,274
Cumberland County,
GO Notes (General
Improvement Bonds)	5.00	11/1/15	635,000		647,259

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Deutsche Bank Spears/Lifers Trust
(Series DBE-1138X) (New Jersey
Transportation Trust Fund
Authority (Transportation
System)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.36	6/7/15	16,250,000	[b,c,d]	16,250,000
East Orange,
GO Notes, Refunding (Water
Utility Bonds)	2.00	7/15/15	410,000		410,682
Edgewater Borough,
GO Notes, Refunding	3.00	6/1/15	205,000		205,000
Essex County,
GO Notes (County College
Bonds, County Vocational
School Bonds and General
Improvement Bonds)	5.00	8/1/15	225,000	[a]	226,776
Essex County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	4.00	6/1/15	550,000	[a]	550,000
Essex County Improvement
Authority, Airport Revenue,
Refunding	2.00	10/1/15	245,000		246,199
Essex County Improvement
Authority, Guaranteed Lease
Revenue, Refunding (County
Correctional Facility Project)	4.00	10/1/15	100,000		101,169
Essex County Improvement
Authority, Project
Consolidation Revenue,
Refunding	3.00	12/15/15	470,000		476,541
Florham Park Borough Board of
Education, GO Notes, Refunding
(School Bonds)	2.75	7/15/15	200,000	[a]	200,563
Franklin Borough,
GO Notes, BAN	1.00	8/21/15	2,572,085		2,574,694
Franklin Borough,
GO Notes, Refunding
(Water Bonds)	2.00	8/15/15	100,000		100,317

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Franklin Lakes Borough,
GO Notes (General
Capital Bonds)	1.00	9/1/15	230,000		230,404
Franklin Lakes Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/15	200,000	[a]	200,892
Garfield,
GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	1.00	7/15/15	775,000		775,470
Garwood Borough,
GO Notes (General
Improvement Bonds)	1.50	4/1/16	135,000		136,233
Hamilton Township,
GO Notes	2.00	6/1/16	250,000		253,473
Hamilton Township,
GO Notes (General
Improvement Bonds)	3.00	7/15/15	100,000		100,302
Hanover Park Regional High School
District Board of Education,
GO Notes (School Bonds)	4.00	10/1/15	100,000	[a]	101,196
Harding Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	7/15/15	100,000	[a]	100,422
Hardyston Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/15	125,000	[a]	125,342
Hillsborough Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.38	10/1/15	100,000	[a]	101,623
Hopewell Township,
GO Notes (Affordable
Housing Bonds,
General Improvement
Bonds and Open Space Bonds)	3.00	2/15/16	100,000		101,798
Jackson Township,
GO Notes	2.00	6/1/15	280,000		280,000
Jackson Township,
GO Notes, BAN	1.00	8/4/15	1,891,241		1,893,090

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Jackson Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	6/15/15	100,000	[a]	100,176
Jersey City,
GO Notes (General
Improvement Bonds)	5.00	1/15/16	100,000		102,559
Jersey City,
GO Notes (Real Property Tax
Appeal Refunding Notes and
Special Emergency Notes)	1.00	4/14/16	2,268,740		2,277,946
Lakewood Township,
GO Notes, Refunding (General
Improvement Bonds and
Pension Bonds)	4.00	1/15/16	200,000		204,366
Lavallette Borough,
GO Notes, Refunding	1.50	4/1/16	315,000		317,877
Leonia Borough Board of Education,
GO Notes, Refunding
(School Bonds)	4.00	8/15/15	150,000	[a]	151,115
Linden,
GO Notes	2.00	3/15/16	425,000		430,342
Linwood,
GO Notes, Refunding	3.00	7/15/15	260,000		260,816
Little Egg Harbor Township,
GO Notes, BAN	1.00	2/3/16	4,000,000		4,010,746
Little Egg Harbor Township Board
of Education, GO Notes,
Refunding (School Bonds)	2.00	1/15/16	200,000	[a]	201,844
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	1,000,000		1,002,341
Livingston Township,
GO Notes (General
Improvement Bonds)	2.00	1/1/16	200,000		201,879
Livingston Township Board of
Education, GO Notes, GAN	1.00	9/24/15	4,000,000	[a]	4,007,020
Lumberton Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	2/15/16	810,000	[a]	818,667

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Madison Borough Board of
Education, GO Notes
(School Bonds)	4.50	7/15/15	100,000	[a]	100,500
Mantua Township,
GO Notes	2.00	12/1/15	190,000		191,521
Margate City,
GO Notes (General
Improvement Bonds)	4.25	6/1/15	100,000		100,000
Merchantville Borough,
GO Notes	2.00	8/15/15	175,000		175,594
Middlesex County,
GO Notes	4.00	6/1/15	100,000		100,000
Middlesex County,
GO Notes, Refunding	1.00	6/15/15	250,000		250,067
Midland Park Borough Board of
Education, GO Notes
(School Bonds)	2.00	8/15/15	270,000	[a]	270,907
Monmouth County,
GO Notes, Refunding (General
Improvement Bonds and
Reclamation Center
Utility Bonds)	4.00	3/1/16	300,000		308,049
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	235,000		237,826
Monmouth County Improvement
Authority, Capital Equipment
Pooled Lease Revenue	4.00	10/1/15	115,000		116,388
Monmouth County Improvement
Authority, Governmental
Pooled Loan Revenue	2.75	1/15/16	100,000		101,455
Monmouth County Improvement
Authority, Governmental
Pooled Loan Revenue,
Refunding	5.00	12/1/15	100,000		102,301
Monroe Township Board of
Education, GO Notes,
Refunding (School
District Bonds)	2.00	3/1/16	120,000	[a]	121,431

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Montclair Township,
GO Notes, Refunding (General
Improvement Bonds and Water
Utility Bonds)	3.00	2/1/16	125,000		127,157
Morris Plains Borough,
GO Notes	1.00	11/1/15	405,000		406,189
Morris Township,
GO Notes (General Improvement
Bonds, Parking Utility Bonds,
Pool Utility Bonds and Sewer
Utility Bonds)	4.35	7/15/15	100,000		100,477
Mount Laurel Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/15	115,000	[a]	115,495
Mount Laurel Township
Commissioners of Fire District
Number 1, GO Notes	2.00	10/1/15	125,000		125,687
Mount Olive Township,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	10/15/15	515,000		518,253
Mount Olive Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	1/15/16	300,000	[a]	302,977
New Brunswick,
GO Notes, Refunding
(School Bonds)	3.00	10/1/15	225,000	[a]	226,916
New Brunswick Housing Authority,
LR, Refunding (Rutgers
University Easton
Avenue Project)	5.00	7/1/15	200,000	[a]	200,752
New Brunswick Parking Authority,
Parking Revenue, Refunding	4.00	1/1/16	320,000		326,567
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.72	6/7/15	85,000	[b]	85,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.21	6/7/15	3,695,000	[b]	3,695,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.11	6/7/15	22,695,000	[a,b]	22,695,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.24	6/7/15	1,195,000	[b]	1,195,000
New Jersey Economic Development
Authority, EDR (Marco Holdings,
LLC Project) (LOC; Wells Fargo Bank)	0.24	6/7/15	800,000	[b]	800,000
New Jersey Economic Development
Authority, EDR (Maroukian Realty,
LLC Project) (LOC; TD Bank)	0.18	6/7/15	685,000	[b]	685,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.24	6/7/15	1,245,000	[b]	1,245,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project)
(LOC; TD Bank)	0.24	6/7/15	2,685,000	[b]	2,685,000
New Jersey Economic Development
Authority, EDR (PB Tower, LLC
and Metro Packaging and
Imaging, Inc. Project)
(LOC; TD Bank)	0.24	6/7/15	730,000	[b]	730,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project)
(LOC; Wells Fargo Bank)	0.24	6/7/15	390,000	[b]	390,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc. Project)
(LOC; Wells Fargo Bank)	0.24	6/7/15	285,000	[b]	285,000
New Jersey Economic Development
Authority, EDR (The Trustees
of the Lawrenceville School
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.08	6/1/15	2,300,000	[a,b]	2,300,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project)
(LOC; TD Bank)	0.13	6/7/15	1,180,000	[b]	1,180,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.24	6/7/15	895,000	[b]	895,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project)
(LOC; TD Bank)	0.18	6/7/15	530,000	[b]	530,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.21	6/7/15	1,400,000	[b]	1,400,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells
Fargo Bank)	0.21	6/7/15	1,300,000	[b]	1,300,000
New Jersey Economic Development
Authority, Revenue
(ESARC, Inc.) (Liquidity
Facility; TD Bank)	0.15	6/7/15	1,940,000	[b]	1,940,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.19	6/7/15	1,020,000	[b]	1,020,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo Bank)	0.24	6/7/15	1,585,000	[b]	1,585,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.24	6/7/15	2,845,000	[b]	2,845,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.21	6/7/15	1,070,000	[a,b]	1,070,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.18	6/7/15	4,655,000	[b]	4,655,000
New Jersey Economic Development
Authority, Revenue (Somerset
Hills YMCA Project)
(LOC; TD Bank)	0.13	6/7/15	2,140,000	[a,b]	2,140,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.10	6/7/15	995,000	[a,b]	995,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.10	6/7/15	2,250,000	[a,b]	2,250,000
New Jersey Economic Development
Authority, Revenue (The Peddie
School Project) (Liquidity
Facility; U.S. Bank NA)	0.10	6/7/15	6,505,000	[a,b]	6,505,000
New Jersey Economic Development
Authority, Revenue (The
Peddie School Project)
(Liquidity Facility; U.S.
Bank NA)	0.10	6/7/15	4,800,000	[a,b]	4,800,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.16	6/7/15	3,275,000	[b]	3,275,000
New Jersey Economic Development
Authority, Revenue (Young
Men’s Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.21	6/7/15	740,000	[b]	740,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (Escrowed
to Maturity)	5.00	3/1/16	100,000		103,391
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.13	6/7/15	10,000,000	[b]	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.13	6/7/15	5,470,000	[b]	5,470,000
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	4.00	7/1/15	100,000	[a]	100,303
New Jersey Educational Facilities
Authority, Revenue, CP
(Princeton University)	0.05	7/6/15	5,000,000	[a]	5,000,000
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Princeton University)	5.25	7/1/15	245,000	[a]	245,968
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	4.00	9/1/15	195,000		196,765
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue	5.00	9/1/15	100,000		101,161
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Revenue, Refunding	5.00	9/1/15	100,000		101,156
New Jersey Health Care Facilities
Financing Authority, Revenue
(Rahway Hospital) (LOC; Wells
Fargo Bank)	0.10	6/7/15	1,070,000	[b]	1,070,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC;
Bank of America)	0.20	6/7/15	1,800,000	[b]	1,800,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
JPMorgan Chase Bank)	0.08	6/1/15	3,200,000	[b]	3,200,000
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.05	10/1/15	85,000		86,276
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility;
Bank of America)	0.10	6/7/15	1,800,000	[b]	1,800,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility;
Barclays Bank PLC)	0.10	6/7/15	5,420,000	[b]	5,420,000
New Jersey Housing and Mortgage
Finance Agency, SFHR
(Liquidity Facility; Royal
Bank of Canada)	0.09	6/7/15	16,000,000	[b]	16,000,000
Newton,
GO Notes, BAN	1.00	8/27/15	3,411,575		3,414,804
North Bergen Municipal Utilities
Authority, Sewer Revenue,
Refunding	2.00	12/15/15	135,000		136,162
North Bergen Township,
GO Notes, Refunding	5.00	8/15/15	120,000		121,067
North Bergen Township,
GO Notes, Refunding (General
Improvement Bonds)	3.00	4/1/16	370,000		377,677
North Haledon Borough,
GO Notes (General
Improvement Bonds)	1.00	3/15/16	375,000		376,761
North Plainfield Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	3.00	6/1/16	1,180,000		1,207,872

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
North Wildwood,
GO Notes (General
Improvement Bonds)	3.00	11/1/15	100,000		101,061
Northfield Board of Education,
Temporary Notes	1.00	8/20/15	2,000,000	[a]	2,001,748
Norwood Borough,
GO Notes (General
Improvement Bonds)	3.75	8/1/15	100,000		100,519
Ocean City,
GO Notes (General
Improvement Bonds)	2.00	9/1/15	400,000		401,710
Ocean City,
GO Notes (General
Improvement Bonds)	3.00	12/15/15	240,000		243,149
Ocean County,
GO Notes (General
Improvement Bonds)	3.00	8/1/15	150,000		150,629
Ocean County,
GO Notes (General
Improvement Bonds)	4.13	8/1/15	100,000		100,652
Ocean County,
GO Notes, Refunding (General
Improvement Bonds)	4.00	12/1/15	100,000		101,819
Ocean Township,
GO Notes	3.00	11/1/15	925,000		935,472
Ocean Township Board Of Education,
GO Notes (School Bonds)	4.13	9/1/15	365,000	[a]	368,236
Ocean Township Board of Education,
GO Notes, Refunding
(School Bonds)	3.50	6/1/15	250,000	[a]	250,000
Old Bridge Municipal Utilities
Authority, Revenue, Refunding	3.00	11/1/15	250,000		252,735
Old Bridge Township,
GO Notes	4.00	7/1/15	100,000		100,295
Old Bridge Township,
GO Notes, Refunding	3.00	7/1/15	165,000		165,349
Old Tappan Borough,
GO Notes, Refunding (General
Improvement Bonds and Sewer
Utility Assessment Bonds)	2.00	8/15/15	355,000		356,227

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Parsippany-Troy Hills Township,
GO Notes, Refunding (General
Improvement Bonds, Sewer
Utility Bonds and Water
Utility Bonds)	3.00	7/15/15	120,000		120,345
Parsippany-Troy Hills Township,
GO Notes, Refunding (General
Improvement Bonds, Sewer
Utility Bonds and Water
Utility Bonds)	3.00	10/1/15	175,000		176,457
Parsippany-Troy Hills Township,
Board of Education, GO Notes
(School Bonds)	4.38	8/15/15	100,000	[a]	100,823
Passaic County,
GO Notes	3.00	4/1/16	100,000		102,134
Passaic County,
GO Notes (County College Bonds)	2.00	6/15/15	230,000	[a]	230,124
Passaic County,
GO Notes, Refunding (County
College Bonds and General
Improvement Bonds)	5.00	9/1/15	200,000	[a]	202,265
Pinelands Regional School District
Board of Education, GO Notes,
Refunding (School Bonds)	2.00	3/1/16	375,000	[a]	379,332
Piscataway Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/15/15	450,000	[a]	452,443
Pompton Lakes Borough,
GO Notes, BAN	1.00	7/10/15	2,377,000		2,378,415
Port Authority of New York and New
Jersey (Consolidated Bonds,
152nd Series) (JPMorgan Chase
Bank PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.13	6/7/15	1,660,000	[b,c,d]	1,660,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series) (Citigroup ROCS,
Series RR II R-14086)
(Liquidity Facility;
Citibank NA)	0.14	6/7/15	2,050,000	[b,c,d]	2,050,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Princeton,
GO Notes (General
Improvement Bonds)	2.00	9/15/15	500,000		502,458
Rahway,
GO Notes, BAN	1.25	9/29/15	2,503,000		2,509,937
Ramapo Indian Hills Regional High
School District Board of
Education, GO Notes, Refunding
(School Bonds)	2.50	6/1/15	220,000	[a]	220,000
Ramapo Indian Hills Regional High
School District Board of
Education, GO Notes, Refunding
(School Bonds)	2.50	6/1/16	1,075,000	[a]	1,095,276
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	8/1/15	200,000	[a]	201,577
Randolph Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	100,000	[a]	101,668
Ridgefield Borough Board of
Education, GO Notes
(School Bonds)	2.00	2/15/16	100,000	[a]	101,131
River Edge Borough Board of
Education, GO Notes
(School Bonds)	4.13	10/15/15	150,000	[a]	152,108
River Vale Township,
GO Notes (General
Improvement Bonds)	4.25	6/15/15	400,000		400,604
River Vale Township,
GO Notes (Golf Course
Utility Bonds)	2.00	10/1/15	255,000		256,445
Robbinsville Township,
GO Notes	3.00	12/1/15	100,000		101,320
Rutgers, The State University,
GO Notes (Liquidity Facility;
U.S. Bank NA)	0.08	6/1/15	4,390,000	[a,b]	4,390,000
Rutgers, The State University,
GO Notes, Refunding	4.00	5/1/16	260,000	[a]	268,029
Rutgers, The State University,
GO Notes, Refunding (Liquidity
Facility; TD Bank)	0.06	6/1/15	6,000,000	[a,b]	6,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Sayreville Borough,
GO Notes (General
Improvement Bonds)	3.25	9/15/15	100,000		100,812
Scotch Plains-Fanwood Board of
Education, GO Notes, Refunding
(School District Bonds)	3.00	7/15/15	100,000	[a]	100,318
Somerset County Improvement
Authority, County Guaranteed
Governmental Loan Revenue
(Bridgewater Project)	2.25	9/1/15	100,000		100,490
South Brunswick Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Water-Sewer Utility Bonds)	4.00	11/15/15	100,000		101,668
South Brunswick Township,
GO Notes, Refunding (General
Improvement Bonds and
Water-Sewer Utility Bonds)	4.00	7/1/15	500,000		501,415
South Orange—Maplewood School
District Board of Education,
GO Notes, Refunding
(School Bonds)	4.00	11/1/15	100,000	[a]	101,506
South Plainfield Borough Board of
Education, GO Notes, Refunding
(School Bonds)	4.50	7/15/15	115,000	[a]	115,559
Stafford Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.25	9/1/15	150,000	[a]	151,458
Swedesboro-Woolwich Consolidated
School District Board of
Education, GO Notes, Refunding
(School Bonds)	1.00	2/15/16	625,000	[a]	627,150
Toms River Regional Schools Board
of Education, GO Notes (School
District Bonds)	4.00	7/15/15	100,000	[a]	100,436
Toms River Township,
GO Notes (General Improvement
Bonds and Golf Utility
Improvement Bonds)	2.25	6/15/15	100,000		100,069
Trenton,
GO Notes (School Bonds)	3.00	4/15/16	100,000	[a]	101,978

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Trenton,
GO Notes, Refunding (School
Bonds)	3.00	7/15/15	2,075,000	[a]	2,081,525
Union Beach Borough,
GO Notes	2.00	2/15/16	100,000		100,912
Union County Improvement
Authority, GO Lease Revenue,
Refunding (Juvenile Detention
Center Facility Project)	3.60	5/1/16	245,000		251,583
Union Township Board of Education,
GO Notes, Refunding
(School Bonds)	3.00	8/15/15	300,000	[a]	301,609
Union Township Board of Education,
GO Notes, Refunding
(School Bonds)	2.00	1/1/16	110,000	[a]	110,970
Upper Freehold Regional School
District Board of Education,
GO Notes, Refunding
(School Bonds)	1.00	2/15/16	235,000	[a]	235,908
Vineland,
GO Notes (Electric
Utility Bonds)	2.00	7/15/15	725,000		726,446
Waldwick Borough,
GO Notes (General Improvement
Bonds and Water Utility Bonds)	2.00	11/1/15	240,000		241,661
Wall Township Board of Education,
GO Notes, Refunding
(School Bonds)	2.00	7/15/15	225,000	[a]	225,434
Wanaque Borough,
GO Notes (Assessment Bonds,
General Bonds and Water Bonds)	2.25	2/1/16	250,000		253,091
Washington Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	1/1/16	200,000	[a]	205,365
Washington Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	2/1/16	240,000	[a]	244,045
West Deptford Township,
GO Notes, Refunding	1.00	9/1/15	2,020,000		2,023,551
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	5.00	9/15/15	540,000	[a]	547,343

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
West Windsor-Plainsboro Regional
School District, GO Notes,
Refunding (School Bonds)	3.00	12/1/15	100,000	[a]	101,295
Westfield Board of Education,
GO Notes (School Bonds)	1.50	8/1/15	250,000	[a]	250,492
Willingboro Township,
GO Notes (General
Improvement Bonds)	2.00	4/15/16	650,000		659,031
Wood-Ridge Borough,
GO Notes, BAN	1.00	2/11/16	956,000		959,788

Total Investments (cost $249,753,102)			100.4%		249,753,102

Liabilities, Less Cash and Receivables			(.4%)		(961,864)
Net Assets			100.0%		248,791,238

a At May 31, 2015, the fund had $94,103,630 or 37.8% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b Variable rate demand note—rate shown is the interest rate in effect at May 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2015, these securities amounted to $38,265,000 or 15.4% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	37.8	Utility-Electric	4.0
City	16.7	County	2.8
Housing	13.0	Utility-Water and Sewer	.3
Industrial	8.9	Other	2.5
Transportation Services	8.2
Health Care	6.2		100.4

†	Based on net assets.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	249,753,102	249,753,102
Cash		572,483
Interest receivable		567,016
Prepaid expenses		23,763
		250,916,364
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		44,406
Payable for investment securities purchased		1,963,853
Payable for shares of Common Stock redeemed		71,651
Accrued expenses		45,216
		2,125,126
Net Assets ($)		248,791,238
Composition of Net Assets ($):
Paid-in capital		248,605,058
Accumulated net realized gain (loss) on investments		186,180
Net Assets ($)		248,791,238
Shares Outstanding
(2 billion shares of $.001 par value Common Stock authorized)		248,701,725
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	247,885
Expenses:
Management fee—Note 2(a)	651,778
Shareholder servicing costs—Note 2(b)	61,979
Professional fees	35,095
Custodian fees—Note 2(b)	14,131
Prospectus and shareholders’ reports	13,195
Directors’ fees and expenses—Note 2(c)	12,994
Registration fees	10,534
Miscellaneous	25,226
Total Expenses	824,932
Less—reduction in expenses due to undertaking—Note 2(a)	(577,041)
Less—reduction in fees due to earnings credits—Note 2(b)	(42)
Net Expenses	247,849
Investment Income—Net	36
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	186,180
Net Increase in Net Assets Resulting from Operations	186,216

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
Operations ($):
Investment income—net	36	64
Net realized gain (loss) on investments	186,180	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	186,216	64
Dividends to Shareholders from ($):
Investment income—net	(36)	(290)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	160,230,082	376,089,226
Dividends reinvested	32	267
Cost of shares redeemed	(179,800,022)	(350,404,780)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(19,569,908)	25,684,713
Total Increase (Decrease) in Net Assets	(19,383,728)	25,684,487
Net Assets ($):
Beginning of Period	268,174,966	242,490,479
End of Period	248,791,238	268,174,966

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2015			Year Ended November 30,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000	.000	.000	.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)[b]	.00	[c]	.00	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	[c]	.64	.64	.65	.66	.64
Ratio of net expenses
to average net assets	.19	[c]	.22	.31	.35	.43	.49
Ratio of net investment income
to average net assets[b]	.00	[c]	.00	.00	.00	.00	.00
Net Assets, end of period
($ x 1,000)	248,791		268,175	242,490	259,234	277,305	316,484

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	249,753,102
Level 3—Significant Unobservable Inputs	—
Total	249,753,102

† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2014 was as follows: tax-exempt income $64 and ordinary income $226.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $577,041 during the period ended May 31, 2015.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, the fund was charged $41,361 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $17,379 for transfer agency services and $857 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $42.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $14,131 pursuant to the custody agreement.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $665 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $6,140 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $107,047, Shareholder Services Plan fees $7,000, custodian fees $8,826, Chief Compliance Officer fees $2,113 and transfer agency fees $6,340, which are offset against an expense reimbursement currently in effect in the amount of $86,920.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2015, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $77,435,000 and $52,165,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

NOTE 5—Subsequent Event:

On May 4, 2015, the Board approved, effective September 1, 2015, to change the name of the fund from “Dreyfus New Jersey Municipal Money Market Fund, Inc.” to “General New Jersey Municipal Money Market Fund, Inc.” and the shares will be designated as Class A.

The Fund 37

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)